Risk Management - Summary of Sensitivity Analysis for Interest Rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Increase (decrease) of profit before income tax
Disclosure Of Sensitivity Analysis For Interest Rates [Line Items]
1% Increase		₩ (142,237)	₩ (125,076)
1% Decrease		142,237	125,076
Increase (decrease) of shareholder's equity
Disclosure Of Sensitivity Analysis For Interest Rates [Line Items]
1% Increase	[1]	(142,237)	(125,076)
1% Decrease	[1]	₩ 142,237	₩ 125,076

[1]	The effect on the shareholders’ equity excluding the impact of income taxes.